TAXES PAYABLE	12 Months Ended
Mar. 31, 2021
TAXES PAYABLE
TAXES PAYABLE

Note 16 – TAXES PAYABLE

	As of	As of
	March 31, 2021	March 31, 2020
	USD	USD
Income taxes payable	419,709	—
VAT receivable	(117,336)	(43,361)
Other taxes payable	309	—
Total taxes payable (receivable)	302,682	(43,361)